UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 1/31/09

Item 1.  Reports to Stockholders.

WADE CORE DESTINATION FUND

SEMI-ANNUAL REPORT

JANUARY 31, 2009

_______________________________________________________

INVESTOR CLASS SHARES  (WADEX)

_______________________________________________________

1-866-950-6WFG

www.wadefunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Wade Core Destination Fund
PORTFOLIO REVIEW
January 31, 2009 (Unaudited)

% of
Top Holdings by Industry	Net Assets
Debt Funds	29.2%
Index Funds	13.5%
Sector/Specialty Funds	10.1%
International Funds	6.2%
Asset Allocation Funds	5.8%
Emerging Market Funds	5.6%
Short Term Investments	4.5%
Commodity Funds	4.0%
Value Funds	3.9%
Other, Cash & Cash Equivalents	17.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
Shares			Value

	COMMON STOCK - 9.2%
	AEROSPACE/DEFENSE - 0.4%
300	United Technologies Corp.		$ 14,397

	AGRICULTURE - 0.8%
1,030	Altria Group, Inc.		17,036
360	Philip Morris International, Inc.		13,374
			30,410
	APPAREL - 0.4%
320	NIKE, Inc.		14,480

	BANKS - 0.2%
660	US Bancorp		9,794

	BEVERAGES - 0.4%
350	Coca-Cola Co.		14,952

	CHEMICALS - 0.7%
630	EI Du Pont de Nemours & Co.		14,465
380	Sigma-Aldrich Corp.		13,710
			28,175
	COSMETICS/PERSONAL CARE - 0.4%
260	Procter & Gamble Co.		14,170

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
1,020	Charles Schwab Corp.		13,862

	ELECTRIC - 0.4%
1,060	Duke Energy Corp.		16,059

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
440	Emerson Electric Co.		14,388

	FOOD - 0.4%
490	McCormick & Co., Inc.		15,700

	GAS - 0.4%
660	Atmos Energy Corp.		16,203

	HEALTHCARE-PRODUCTS - 0.4%
270	Johnson & Johnson		15,576

	INSURANCE - 0.4%
5	Berkshire Hathaway, Inc. *		14,945

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	MISCELLANEOUS MANUFACTURING - 0.3%
1,000	General Electric Co.		$ 12,130

	OIL & GAS SERVICES - 0.3%
340	Schlumberger, Ltd.		13,875

	PHARMACEUTICALS - 1.5%
290	Abbott Laboratories		16,078
700	Bristol-Myers Squibb Co.		14,987
540	Merck & Co., Inc.		15,417
890	Pfizer, Inc.		12,976
			59,458
	TELECOMMUNICATIONS - 0.7%
590	AT&T, Inc.		14,526
470	Verizon Communications, Inc.		14,039
			28,565
	TRANSPORTATION - 0.4%
340	Union Pacific Corp.		14,889

	TOTAL COMMON STOCK	( Cost - $393,352)	362,028

	MUTUAL FUNDS - 43.1%
	ASSET ALLOCATION FUNDS - 5.8%
16,048	Leuthold Global Fund		113,457
1,205	Permanent Portfolio		38,040
1,375	Rydex Managed Futures Strategy Fund		38,522
4,259	Vanguard Convertible Securities Fund		39,952
			229,971
	CLOSED-END FUNDS - 1.9%
7,630	New Ireland Fund, Inc.		33,267
5,700	Van Kampen Dynamic Credit Opportunities Fund		44,631
			77,898
	COMMODITY FUNDS - 4.0%
1,159	Direxion Commodity Trends Strategy Fund		38,301
18,881	PIMCO Commodity RealReturn Strategy Fund		117,815
			156,116
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	DEBT FUNDS - 22.3%
5,336	BlackRock International Bond Portfolio		$ 55,818
13,373	FPA New Income, Inc.		147,235
3,379	Hussman Strategic Total Return Fund		39,100
19,317	PIMCO Total Return Fund		196,063
11,615	PIMCO Unconstrained Bond Fund		117,777
16,674	T Rowe Price High Yield Fund		81,535
6,708	Vanguard Inflation-Protected Securities Fund		78,019
8,050	YieldQuest Flexible Income Fund		39,044
4,588	YieldQuest Low Duration Bond Fund		40,280
11,292	YieldQuest Total Return Bond Fund		80,967
			875,838
	EMERGING MARKET FUND - 0.9%
2,717	Matthews China Fund		35,919

	GROWTH FUNDS - 3.4%
4,060	Bridgeway Aggressive Investors 2 Fund *		38,491
3,217	Hussman Strategic Growth Fund		39,438
9,529	Leuthold Select Equities Fund *		57,747
			135,676
	INTERNATIONAL FUND - 0.9%
5,401	Oakmark International Small Cap Fund		34,780

	VALUE FUNDS - 3.9%
1,815	Fairholme Fund		37,648
2,383	Highbridge Statistical Market Neutral Class A		39,529
3,197	IVA Worldwide Fund		37,629
8,519	YieldQuest Core Equity Fund		37,226
			152,032

	TOTAL MUTUAL FUNDS	( Cost - $1,719,295)	1,698,230

	EXCHANGE TRADED FUNDS - 40.5%
	DEBT FUNDS - 6.9%
1,040	iShares iBoxx $ High Yield Corporate Bond Fund		78,250
1,160	iShares iBoxx Investment Grade Corporate Bond Fund		115,791
740	ProShares UltraShort Lehman 7-10 Year Treasury		41,706
820	SPDR DB International Government Inflation-Protected Bond ETF		37,269
			273,016
Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	EMERGING MARKET FUNDS - 4.7%
1,430	iShares MSCI South Korea Index Fund		$ 37,938
5,040	Vanguard Emerging Markets ETF		108,763
3,450	WisdomTree India Earnings Fund		36,674
			183,375
	INDEX FUNDS - 13.5%
2,490	PowerShares Listed Private Equity Portfolio		15,594
3,590	Rydex 2x S&P 500 ETF		67,348
950	SPDR Trust Series 1		78,556
8,990	Vanguard Total Stock Market ETF		369,849
			531,347
	INTERNATIONAL FUNDS - 5.3%
2,650	iShares MSCI EAFE Growth Index		105,285
2,970	iShares MSCI EAFE Value Index		101,990
			207,275
	SECTOR/SPECIALTY FUNDS - 10.1%
1,830	BearLinx Alerian MLP Select Index ETN		45,713
4,110	iShares Dow Jones US Home Construction Index Fund		35,469
890	iShares Dow Jones US Pharmaceuticals Index Fund		38,786
1,420	Market Vectors - Coal ETF		19,170
3,670	SPDR DJ Wilshire International Real Estate ETF		86,649
1,430	SPDR KBW Regional Banking ETF		29,658
730	SPDR S&P Biotech ETF		38,522
280	Vanguard Energy ETF		18,502
2,890	Vanguard REIT ETF		86,873
			399,342

	TOTAL EXCHANGE TRADED FUNDS	( Cost - $1,701,122)	1,594,355

	PREFERRED STOCK - 1.1%
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
4,700	Corporate-Backed Trust Certificates Ser. 2003-17, 7%		42,770

	TOTAL PREFERRED STOCK	( Cost - $38,719)	42,770

Wade Core Destination Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
Shares			Value
	SHORT-TERM INVESTMENTS - 4.5%
175,569	Goldman Sachs Financial Square Funds - Prime Obligations Fund, 0.58% **		$ 175,569

	TOTAL SHORT-TERM INVESTMENTS	( Cost - $175,569)	175,569

	TOTAL INVESTMENTS - 98.4%	( Cost - $4,028,057)	$ 3,872,952
	OTHER LIABILITIES LESS ASSETS - 1.6%		62,053
	NET ASSETS - 100%		$ 3,935,005

* Non-Income producing security.
** Variable rate security. Interest rate shown is as of January 31, 2009.

Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 29,905
	Unrealized depreciation		(185,010)
	Net unrealized depreciation		$ (155,105)

Wade Core Destination Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 4,028,057
At value	$ 3,872,952
Receivable for Fund shares sold	50,000
Dividends and interest receivable	2,463
Due from advisor	25,650
Prepaid expenses and other assets	181
TOTAL ASSETS	3,951,246

LIABILITIES
Fees payable to other affiliates	7,933
Accrued expenses and other liabilities	8,308
TOTAL LIABILITIES	16,241
NET ASSETS	$ 3,935,005

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,084,913
Accumulated distributions in excess of net investment income	(2,866)
Accumulated net realized gain from security transactions	8,063
Net unrealized depreciation of investments	(155,105)
NET ASSETS	$ 3,935,005

Shares of beneficial interest outstanding	390,677

Net asset value, offering and redemption price per share (a)	$ 10.07

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2009 (a) (Unaudited)

INVESTMENT INCOME
Dividends	$ 10,771
Interest	390
TOTAL INVESTMENT INCOME	11,161

EXPENSES
Investment advisory fees	3,533
Administrative services fees	7,220
Accounting services fees	3,851
Audit fees	3,610
Registration fees	3,610
Legal fees	3,610
Transfer agent fees	3,128
Compliance officer fees	2,986
Printing and postage expenses	1,589
Custodian fees	1,300
Trustees' fees and expenses	1,203
Insurance expense	94
Other expenses	481
TOTAL EXPENSES	36,215

Fees waived/expenses reimbursed by the Advisor	(29,183)

NET EXPENSES	7,032

NET INVESTMENT INCOME	4,129

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain from security transactions	8,063
Net change in unrealized depreciation of investments	(155,105)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(147,042)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (142,913)

(a) The Wade Core Destination Fund commenced operations December 2, 2008.

See accompanying notes to financial statements.

Wade Core Destination Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2009 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 4,129
Net realized gain from security transactions	8,063
Net change in unrealized depreciation of investments	(155,105)
Net decrease in net assets resulting from operations	(142,913)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(6,995)
Net decrease in net assets from distributions to shareholders	(6,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	4,077,918
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Investor Class	6,995
Net increase in net assets from shares of beneficial interest	4,084,913

TOTAL INCREASE IN NET ASSETS	3,935,005

NET ASSETS
Beginning of Period	-
End of Period *	$ 3,935,005
* Includes accumulated distribtions in excess of net investment income of:	$ (2,866)

SHARE ACTIVITY
Invesor Class:
Shares Sold	390,010
Shares Reinvested	667
Shares Redeemed	-
390,677

(a) The Wade Core Destination Fund Investor shares commenced operations December 2, 2008.

See accompanying notes to financial statements.

Wade Core Destination Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Investor Class
For the Period
Ended
January 31, 2009 (1)
(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment gain (2,3)	0.02
Net realized and unrealized
gain on investments	0.07
Total from investment operations	0.09

Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$ 10.07

Total return (4,5)	0.89%

Net assets, end of period (000s)	$ 3,935

Ratio of gross expenses to average
net assets (6,7)	10.25%
Ratio of net expenses to average
net assets (6,7)	1.99%
Ratio of net investment income
to average net assets (3,7)	1.17%

Portfolio Turnover Rate (4)	7%

(1) The Wade Core Destination Fund Investor shares commenced operations on December 2, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not Annualized.
(6)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(7) Annualized.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (Unaudited)

1.

ORGANIZATION

The Wade Core Destination Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to achieve total return.

The Fund currently offers Investor shares only.  Class C shares of the Fund are currently not available.  Investor shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the bid price.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, include the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Underlying Funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157, establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investment relating to FAS 157.  These inputs are summarized in the three broad levels listed below.

Level 1- quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices	3,830,182
Level 2 - Other Significant Observable Prices	42,770
Level 3 - Significant Unobservable Inputs	-
TOTAL	3,872,952

* Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund did not hold any Level 3 securities during the year.

New Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), for the period ended January 31, 2009, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $4,108,785 and $264,360, respectively.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Wade Financial Group, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate determined by the Fund’s average daily net assets.  For the period ended January 31, 2009, the Fund incurred $3,533 of advisory fees.    The fees are billed monthly as follows:

1.00% per annum on the first $250 million in net assets

0.95% per annum on $250 million and $500 million in net assets

0.90% per annum on net assets greater than $500 million

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses, such as litigation) do not exceed 1.99% of the Fund’s average daily net assets for Investor Class shares  During the period ended January 31, 2009 the Advisor waived or reimbursed fees totaling $29,183.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% of average daily net assets for the Investor Class shares.  If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.99% of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of January 31, 2009 there was $29,183 of fee waivers subject to recapture by the Advisor through July 31, 2012.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the period ended January 31, 2009 were $27.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Wade Core Destination Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2009, the Fund incurred expenses of $2,986 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2009, GemCom collected amounts totaling $850 for EDGAR and printing services performed.

5.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2009, the Fund assessed no redemption fees for the Investor Class.

Wade Core Destination Fund

SUPPLEMENTAL INFORMATION

January 31, 2009 (Unaudited)

Approval of Advisory Agreement – Wade Core Destination Fund

In connection with a regular meeting held on June 26, 2008 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement between the Trust and the Adviser, on behalf of the Fund (the “Advisory Agreement”). In considering the proposed Advisory Agreement, the Board interviewed representatives of the Adviser and received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Predecessor Fund, a peer group of funds and appropriate indices with respect to the Predecessor Fund; (b) arrangements with respect to the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser; (b) investment management staffing; and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund; however, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s projected advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trust’s independent counsel explained the obligations of the Adviser and the basis for its compensation under the terms of its proposed Advisory Agreement. The Trustees discussed the Adviser’s investment philosophy for the Fund and the plans for raising assets. Based on his information, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be provided.  The Trustees concluded that the Fund’s estimated expense ratio was acceptable.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously approved the proposed Advisory Agreement.

Wade Destination Fund

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Wade Destination Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Genesis Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 2, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Wade Destination Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/2/08	Ending Account Value 1/31/09	Expenses Paid During Period 12/2/08 – 1/31/09*	Expense Ratio During the Period 12/2/08-1/31/09
Investor Class	$1,000.00	$1,008.90	$3.29	1.99%

Hypothetical (5% return before expenses)**	Beginning Account Value 12/2/08	Ending Account Value 1/31/09	Expenses Paid During Period 12/2/08 – 1/31/09***	Expense Ratio During the Period 12/2/08-1/31/09
Investor Class	$1,000.00	$1,015.17	$10.11	1.99%

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (60) divided by the number of days in the fiscal year (365).

** The hypothetical example assumes that the Portfolio was in operation for the full six months ended 1/31/09.

*** Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-950-6WFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-950-6WFG.

INVESTMENT ADVISOR

Wade Financial Group, Inc.

5500 Wayzata Boulevard, Suite 190

Minneapolis, MN 55416

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/6/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/6/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/6/09